PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 6:-	PROPERTY AND EQUIPMENT, NET

a.         Composition:

	December 31,
	2020	2019
Cost:

Land and buildings	$8,283	$7,839
Machinery and equipment	3,892	3,606
Motor vehicles	2,722	2,620
Promotional displays	779	815
Office furniture and equipment	4,836	4,543
Leasehold improvements	840	790

	21,352	20,213
Accumulated depreciation:

Buildings	5,130	4,641
Machinery and equipment	2,972	2,982
Motor vehicles	1,762	1,513
Promotional displays	727	571
Office furniture and equipment	4,032	3,749
Leasehold improvements	592	501

	15,215	13,957

Property and equipment, net	$6,137	$6,256

b.	Depreciation expenses amounted to $1,113, $1,179 and $1,070 for the years ended December 31, 2020, 2019 and 2018, respectively.